GENERAL AND ADMINISTRATIVE EXPENSE (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
GENERAL AND ADMINISTRATIVE EXPENSE
General and administrative expense	$ 49,943	$ 50,544	$ 59,773
Share-based compensation expense	25,840	23,757	26,546
General and administrative expense	$ 75,783	$ 74,301	$ 86,319